PRUDENTIAL INVESTMENT PORTFOLIOS 16

PGIM Income Builder Fund

(the “Fund”)

Supplement dated June 17, 2019 to the
Currently Effective Prospectus for the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective immediately, the Fund’s Statutory Prospectus is amended as set forth below.

1.	In the section of the Prospectus entitled “Underlying Funds and ETFs,” the following is added to the table:
Underlying Funds
Market Segment/ Strategy	Name of Underlying Fund	Investment Objective and Investment Strategies of Underlying Fund
Equity	PGIM QMA Strategic Alpha International Equity ETF(1)

The Fund’s investment objective is to seek long-term growth of capital.  The Fund seeks investments that will appreciate over time.  The Fund’s goal is to outperform the returns of the MSCI EAFE Index over the long term.  Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of non-US companies. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index.  The Fund may invest anywhere in the world, but generally not in US companies.  The Fund may invest a large portion of its assets in a single country or region. The Fund will primarily invest in developed markets.  The Fund may invest in securities of the issuers of any market capitalization size.

Equity	PGIM QMA Strategic Alpha Large-Cap Core ETF(1)

The Fund’s investment objective is to seek long-term growth of capital.  The Fund seeks investments that will appreciate over time.  The Fund’s goal is to outperform the returns of the S&P 500 Index over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of US large-capitalization companies.  The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index.

Equity	PGIM QMA Strategic Alpha Small-Cap Growth ETF(1)

The Fund’s investment objective is to seek long-term growth of capital.  The Fund seeks investments that will appreciate over time.  The Fund’s goal is to outperform the returns of the Russell 2000 Growth Index over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of US small-capitalization companies.  The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index.

Equity	PGIM QMA Strategic Alpha Small-Cap Value ETF(1)

The Fund’s investment objective is to seek long-term growth of capital.  The Fund seeks investments that will appreciate over time.  The Fund’s goal is to outperform the returns of the Russell 2000 Value Index over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of US small-capitalization companies.  The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index.

Equity	PGIM QMA International Equity Fund(1)

The Fund’s investment objective is to seek long-term growth of capital.  The subadviser looks for investments that it thinks will increase in value over time. The subadviser seeks to achieve the Fund’s objective through investment in equity and equity-related securities of foreign (non-US based) companies. Under normal circumstances, the Fund invests at least 80% of its investable assets (net assets plus borrowings made for investment purposes) in common stock and preferred stock of foreign companies.  The Fund may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally does not invest in the US. The Fund may invest in securities of the issuers of any market capitalization size. The Fund may invest a large portion of its assets in a single country or region. The Fund may invest in emerging markets.

Equity	PGIM QMA Emerging Markets Equity Fund(1)

The Fund’s investment objective is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.  The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries.  The Fund may invest in securities of issuers of any market capitalization size. The Fund may invest a large portion of its assets in a single country or region.  The Fund is not sponsored by or affiliated with Morgan Stanley Capital International (MSCI).  The Fund may invest in equity and equity-related securities (which include but are not limited to, common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, structured securities including participation notes (P-Notes) and structured notes (S-Notes), depositary receipts, and other instruments whose value is based on common stock, such as rights and warrants) and derivatives.

Fixed Income	PGIM Emerging Markets Debt Local Currency Fund(2)

The Fund’s investment objective is to seek total return, through a combination of current income and capital appreciation.  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its investable assets in currencies of, and fixed-income instruments denominated in local currencies of, emerging market countries. The Fund may invest in derivatives, such as forward contracts, options, futures contracts or swap agreements, denominated in any currency. Such investments will be included under the 80% of assets policy noted above so long as the underlying asset of such derivative is a currency or fixed-income instrument denominated in the currency of an emerging market country and such investments are subject to the Fund's limit of investing up to 25% of its net assets in derivatives. The Fund may invest to a lesser extent in lesser-developed emerging market countries that are not included in standard emerging market benchmarks and are not widely followed by investors (commonly referred to as "frontier countries"). The Fund's investments may be highly concentrated in a geographic region or country and under normal circumstances the Fund will invest in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. The Fund's fixed-income instruments may include bonds, debt securities and derivatives issued by various US and non-US public or private sector entities. The Fund may invest up to 50% of its net assets in junk bonds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Fixed Income	PGIM Corporate Bond Fund(2)

The Fund’s investment objective is to seek total return.  The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities. For purposes of this policy, bonds include all fixed-income securities, adjustable rate securities and floating rate securities, other than preferred stock, and corporations include all private issuers.  Although the Fund may invest in bonds of any maturity, under normal market conditions the Fund generally will maintain an effective duration approximately equal to the duration of the Fund’s benchmark, the Bloomberg Barclays US Credit Bond Index, plus or minus one year. The Fund may invest in asset-backed securities and mortgage-related securities, dollar-denominated obligations issued in the US by foreign corporations and governments, including those in emerging markets (Yankee obligations), and debt obligations issued by the US Government and government-related entities.  The Fund may also invest up to 20% of its investable assets in below investment grade debt obligations (“junk bonds”) rated BB or lower by S&P, Ba or lower by Moody’s, or the equivalent by another NRSRO.  The Fund may invest in unrated debt obligations that it determines are of comparable quality to the rated debt obligations that are permissible investments.  The Fund engages in active trading in order to take advantage of new investment opportunities or yield differentials.

Fixed Income	PGIM Ultra Short Bond ETF(2)

The Fund’s investment objective is to seek total return through a combination of current income and capital appreciation, consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing primarily in a portfolio of investment grade, U.S. dollar denominated short-term fixed, variable and floating rate debt instruments.  Under normal market conditions, the Fund invests at least 80% of its investable assets in bonds with varying maturities. For purposes of this policy, bonds include fixed income instruments issued by the US Government, its agencies and instrumentalities, as well as commercial paper, money market instruments, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by non-U.S. banks, companies or non-US governments, and municipal bonds and notes. The Fund is an actively managed exchange traded fund (ETF) and, thus, does not seek to replicate the performance of a specified index. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a weighted average portfolio duration of one year or less and a weighted average maturity of three years or less.

Fixed Income	PGIM Active High Yield Bond ETF(2)

The Fund’s investment objective is to seek total return, through a combination of current income and capital appreciation.  The Fund seeks to achieve its investment objective by investing primarily in a portfolio of high yield bonds (commonly referred to as junk bonds) of companies or governments.  Under normal market conditions, the Fund invests at least 80% of its investable assets in a diversified portfolio of high yield bonds that are below investment grade and other investments (including derivatives) with similar economic characteristics. The term “bonds” includes fixed income instruments issued by the US Government, its agencies and instrumentalities, commercial paper, asset-backed securities, mortgage-backed securities, variable and floating rate instruments, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), convertible and non-convertible securities (including preferred stocks), loan participations and assignments, obligations issued by non-U.S. banks, companies or non-U.S. governments, and municipal bonds and notes.

The Fund is an actively managed exchange traded fund (ETF) and, thus, does not seek to replicate the performance of a specified index.

Real Estate	PGIM US Real Estate Fund(3)

The Fund’s investment objective is to seek capital appreciation and income.  The Fund seeks to achieve its objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income, such as capital gains. The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in the equity-related securities of real estate companies operating in the United States, principally real estate investment trusts (REITs) and other real estate securities. The Fund may invest up to 20% of its investable assets in other securities, including equity-related securities of foreign real estate companies. The Fund is non-diversified, meaning that it may invest more than 5% of its total assets in any one issuer. The Fund concentrates its investments (i.e., invests at least 25% of its total assets) in the real estate sector.

Real Estate	PGIM Global Real Estate Fund(3)

The Fund’s investment objective is to seek capital appreciation and income.  The Fund seeks investments whose price will increase over time and which will pay the Fund dividends and other income. The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in the equity-related securities of real estate companies, principally real estate investment trusts (REITs), and other real estate securities.  Equity-related securities may also include common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts (ADRs), warrants and other rights that can be exercised to obtain stock, investments in various types of business ventures and similar securities.  The Fund invests globally in real estate investments. Under normal circumstances, the Fund invests in at least three different countries and at least 40% of its total assets in foreign securities, including emerging markets. There is no limit on the amount of Fund assets that may be invested in the securities of foreign real estate companies.  The Fund concentrates its investments in real estate securities, including REITs. The Fund is non-diversified, meaning that it may invest more than 5% of its total assets in any one issuer.

(1) The Fund is solely subadvised by QMA.
(2) The Fund is solely subadvised by PGIM Fixed Income.
(3) The Fund is solely subadvised by PGIM Real Estate.

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LR1218